Equipment on Operating Leases - Lease Payments Owed for Equipment Under Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Operating Leases Future Minimum Payments Receivable [Abstract]
2013	$ 145
2014	86
2015	45
2016	20
2017	9
Beyond 5 years	9
Total	$ 314